Goodwill - Changes in Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Reconciliation of changes in goodwill [abstract]
Balance at beginning of the year	$ 0.0	[1]	$ 76.6
Impairment	0.0		(71.7)		$ (277.8)
Translation adjustment	0.0		(4.9)
Balance at end of the year	$ 0.0		$ 0.0	[1]	$ 76.6

[1]	Refer note 42.